File No:  2-34540;
                                                                     811-1935.

                      SECURITIES AND EXCHANGE COMMISSION

                           WASHINGTON, D. C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

          Pre-Effective Amendment No.                              [ ]

          Post-Effective Amendment No.   38                        [X]
                                       ------

                                    and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

          Amendment No.    24                                      [X]
                   ----------

                       (Check appropriate box or boxes.)

                           EAGLE GROWTH SHARES, INC.
-----------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

1200 North Federal Highway, Suite 424, Boca Raton, Florida 33432
-----------------------------------------------------------------------------
          (Address of Principal Executive Offices)         (Zip Code)

Registrant's Telephone Number, including Area Code  561-395-2155
                                                    ------------
          Ronald F. Rohe, Vice President
          Eagle Growth Shares, Inc.
1200 North Federal Highway, Suite 424, Boca Raton, Florida 33432
-----------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering       April 1, 1999

It is proposed that this filing will become effective (check appropriate box)
    [ ] immediately upon filing pursuant to paragraph (b)

    [ ] on April 1, 1998 pursuant to paragraph (b)

    [ ] 60 days after filing pursuant to paragraph (a)(1)

    [X] on April 1, 1999 pursuant to paragraph (a)(1)

    [ ] 75 days after filing pursuant to paragraph (a)(2)

    [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       EXHIBIT INDEX LOCATED ON PAGE 41

                                  FORM N-1A

                             CROSS REFERENCE SHEET
                           (as required by Rule 404)

FORM N-lA PART A ITEM NO.                    PROSPECTUS LOCATION
-------------------------                    -------------------

Item 1.   Front and Back Cover Page          Front and Back Cover Page

Item 2.   Risk/Return Summary:Investments,   Investments, Risks and
          Risks and Performance              Performance

Item 3.   Risk/Return Summary:Fee Table      Fees and Expenses of the Fund

Item 4.   Investment Objectives,             Front Cover Page; Investments
          Principle Investment Strategies,   Risks and Performance; Investment
          and Related Risks                  Objectives, Policies and Risks;

Item 5.   Management's Discussion            Annual Report-President's
          of Performance                     Letter; Management of the Fund;
                                             Performance

Item 6.   Management, Organization and       Management of the Fund;
          Capital Structure                  Fund Service Providers

Item 7.   Shareholder Information            Purchase of Shares; Repurchase
                                             and Redemption of Shares;
                                             Computation of Net Asset Value;
                                             Dividends, Capital Gains
                                             Distributions and Taxes; Account
                                             Reinstatement Privilege

Item 8.   Distribution Arrangements          Repurchase and Redemption of
                                             Shares; Computation of Net Asset
                                             Value

Item 9.   Financial Highlights Information   Financial Highlights


FORM N-1A PART B ITEM NO.                    LOCATION IN STATEMENT
-------------------------                    OF ADDITIONAL INFORMATION
                                             -------------------------

Item 10.  Cover Page and Table of Contents   Cover Page and Table of Contents

Item 11.  Fund History                       Prospectus-Investment Objectives,
                                             Policies and Risks

Item 12.  Description of the Fund and its    Investment Objectives, Policies
          Investments                        and Risks; Options Transactions;
                                             Futures Contracts; Investment
                                             Limitations

Item 13.  Management of the Fund             Management of the Fund

Item 14.  Control Persons and Principal      Not Applicable
          Holders of Securities

FORM N-1A PART B ITEM NO.                    LOCATION IN STATEMENT
-------------------------                    OF ADDITIONAL INFORMATION
                                             -------------------------

Item 15.  Investment Advisory and            Management of the Fund;
          Other Services                     Information about the
                                             Investment Advisor; Underwriters;
                                             Prospectus-Fund Service Providers

Item 16.  Brokerage Allocation and Other     Management of the Fund
          Practices

Item 17.  Capital Stock and Other            Rights of Ownership
          Securities

Item 18.  Purchase, Redemption and Pricing   Letter of Intent; Right of
          of Shares                          Accumulation; Group Discount
                                             Privilege;  Automatic Investment
                                             Plan; Account Reinstatement
                                             Privilege; Check Withdrawal Plan;
                                             Purchase of Shares; Redemption
                                             and Repurchase of Shares; Tax
                                             Sheltered Plans

Item 19.  Taxation of the Fund               Taxation of the Fund

Item 20.  Underwriters                       Underwriter

Item 21.  Calculations of Performance Data   Calculation of Performance Data;
                                             Comparisons and Advertisements

Item 22.  Financial Statements.............  Financial Statements


FORM N-1A PART C ITEM NO.                    LOCATION IN PART C
-------------------------                    ------------------

Item 23.  Exhibits                           Exhibits

Item 24.  Persons Controlled By or Under     Persons Controlled by or under
          Common Control of the Fund         Common Control with Registrant

Item 25.  Indemnification                    Indemnification

Item 26.  Business and Other Connections     Business and Other Connections
          of Investment Advisor              of Investment Advisor

Item 27.  Principal Underwriters             Principal Underwriters

Item 28.  Location of Accounts and Records   Location of Accounts and Records

Item 29.  Management Services                Management Services

Item 30.  Undertakings                       Undertakings

                                    PART A

                                 [FRONT COVER]

                                  PROSPECTUS


                                    [LOGO]

EAGLE
GROWTH
SHARES, INC.

     A diversified open-end investment company seeking growth of capital.

                                 April 1, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                 [BACK COVER]
EAGLE
GROWTH
SHARES, INC.
1200 North Federal Highway
Suite 424
Boca Raton, Florida 33432
(561) 395-2155

        Shareholders may make inquiries regarding the Fund by calling:

               |-----------------------------------------------|
               |             SHAREHOLDER SERVICES              |
               |                1-800-525-6201                 |
               |-----------------------------------------------|



A Statement of Additional Information (dated April 1, 1999) which includes additional information about the Fund, is incorporated in this prospectus by reference.

The Fund's Statement of Additional Information, annual report and semi-annual report are available, without charge, upon request, by writing to the above address or by calling:

                                1-800-749-9933

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Information about the Fund including the Statement of Additional Information, can be reviewed and copied at the Commission's Public Reference Room in

Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 1-800-SEC-0330.

The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information for this fund. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Room of the Commission, Washington, D.C. 20549-6009

SEC File Nos.:  2-34540 & 811-1935







                               TABLE OF CONTENTS
                               -----------------

                                                                  Page
                                                                  ----

         Investments, Risks and Performance....................     6

         Fees and Expenses of the Fund.........................     8

         Financial Highlights..................................     8

         Investment Objectives, Policies and Risks.............     9

         Purchase of Shares....................................    10

         Computation of Net Asset Value........................    11

         Account Reinstatement Privilege.......................    13

         Tax Sheltered Plans...................................    13

         Repurchase and Redemption of Shares...................    14

         Dividends, Capital Gains
         Distributions, and Taxes..............................    15

         Management of the Fund................................    15

         Performance...........................................    16

         Fund Service Providers................................    16

                      INVESTMENTS, RISKS AND PERFORMANCE
                      ----------------------------------

OBJECTIVE

The Fund's investment objective is to achieve growth of capital.


STRATEGIES

The Fund will invest primarily in common stocks traded on the major U.S. security exchanges, but other investment types may be owned also. Generally, securities are selected on the basis of their growth potential and current income is not sought in investment decisions.

The Fund often focuses on small and midsize companies in earlier stages of development which may lead to greater growth potential.

The Fund's portfolio usually consists of 20 - 30 different stocks.

The Fund will not invest more than 25% of its asset in any single industry.

The Fund's portfolio usually has a low turnover ratio because securities are bought and held with long-term goals in view and this normally results in the infrequent replacement of the portfolio's investments.

Under adverse market, economic, or financial conditions, the Fund may take temporary defensive positions by investing some or all of its assets in cash, cash equivalents or highly rated fixed income securities. This strategy is intended to preserve capital and avoid potential losses. However, any benefits from an upward moving market would be reduced or eliminated.


RISKS

Stocks prices rise and decline in response to investors' perception of the activities of individual companies and general market and economic conditions. The value of your investment in the Fund will vary from day to day which means that you could lose money.

The price of an individual security may be more volatile and perform differently from the market as a whole. As the Fund usually owns 20 - 30 stocks, its performance may be more vulnerable to changes in the market value of a single company than funds with more stocks in their portfolios.

Growth stocks may be more volatile than other types of stocks and may perform different from the market as a whole.

Small and midsize companies carry additional risks because their earnings tend to be less predictable and they have a lower survival rate due to smaller financial reserves. Their share prices tend to be more volatile and their securities less liquid than larger, more established companies.

The Fund's investment advisor endeavors to meet the Fund's objectives but there can be no assurance that the Fund's investments will achieve the advisor's expectations.

Unless modified most computers will not properly process information from the Year 2000 on. The Advisor has taken steps to insure that its computers and those of the Fund's service providers, including the Fund's Custodian and Transfer Agent, will operate properly. The Fund may be negatively affected if the Advisor's efforts prove inadequate and/or Year 2000 problems hurt economic conditions generally.

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance is not predictive of future performance.

   [Bar chart showing the  Fund's annual calendar year returns as follows.]
                                1989    51.72%
                                1990   -20.95%
                                1991    33.75%
                                1992     8.80%
                                1993     1.16%
                                1994   -15.57%
                                1995    17.88%
                                1996    11.04%
                                1997    14.91%
                                1998     1.66%

Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

During the periods shown in the bar chart, the highest return for a quarter was 23.57% (quarter ending June 30, 1989) and the lowest return for a quarter was -20.05% (quarter ending September 30, 1990).

                        AVERAGE ANNUAL TOTAL RETURNS as of 12/31/98

                           1 YEAR         5 YEARS        10 YEARS
Eagle Growth Shares-
(SEC Standardized)*         -6.98%          3.39%          7.90%

Eagle Growth Shares
(NAV only)                   1.66%          5.24%          8.59%

S & P 500 Index**           28.59%         24.05%         19.19%


 * The SEC Standardized average annual total return figures above reflect the Fund's maximum sales load of 8.50% being charged on the initial investment amount.
** The Standard & Poors 500 (R) Composite Stock Index is a widely recognized unmanaged index of common stock prices. Performance figures for the S&P
   500 Index include the change in value of the stocks in the index and the reinvestment of dividends. Performance figures for Eagle Growth Shares, Inc. include the change in value of the price of the Fund and the reinvestment of dividends and capital gains.




                         FEES AND EXPENSES OF THE FUND
                         -----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                               SHAREHOLDER FEES
                   (fees paid directly from your investment)

Maximum Sales Load Imposed
 on Purchases                       8.50%


                        ANNUAL FUND OPERATING EXPENSES
                 (expenses that are deducted from fund assets)

                     Management Fee                  .75%
                     Administrative Fee              .25%
                     Other Expenses                 1.67%
                                                    -----

                     Total Fund Operating Expenses  2.67%
                                                    =====

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example illustrates the expenses that you would pay on a $10,000 investment for the time periods indicated assuming:

              [BULLET] a 5% annual rate of return
              [BULLET] redemption at the end of each time period
              [BULLET] Fund operating expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
                   -------   -------    -------    --------
                   $1,024     $1,540    $2,080      $3,545



                             FINANCIAL HIGHLIGHTS
                             --------------------

The data set forth under the caption "Financial Highlights" in the Annual
Report to Stockholders for the fiscal year ended November 30, 1998 is incorporated herein by reference. Such data is covered by the Independent
Auditor's Report which is contained in the Annual Report to Stockholders.
Further information regarding the Fund's investment performance is contained in the Annual Report to Stockholders which is provided to all recipients of the prospectus.



                   INVESTMENT OBJECTIVES, POLICIES AND RISKS
                   -----------------------------------------

Eagle Growth Shares, Inc. is an open-end, diversified investment company, established under Maryland law in 1969, whose investment objective is to achieve growth of capital. This goal will be sought by investing in securities which appear to have potential for capital appreciation. The
Fund's portfolio will usually be comprised of common stocks of seasoned companies whose prospects are believed by Management to be above average. In addition, the Fund may also own securities of newer, less-seasoned companies, and companies representing so-called "special situations" (see below).

Normally, investments in fixed income securities will not be made except for defensive purposes, and to employ temporarily uncommitted cash balances.
In those situations, the Fund will only invest in fixed income securities rated at least A by Moody's Investors Service, Inc. or Standard & Poor's
Corporation.

The investment objective of the Fund may not be changed without a vote of the holders of a majority of the Fund's outstanding voting securities.

Generally, securities are selected solely on the basis of their growth potential and current income is not sought in investment decisions.
Management considers many factors in selecting investments such as: expanding demand for a company's products or services, new product developments, research capability, increasing operating efficiency, and the possibility that a disparity exists between the price of a stock and the value of the underlying assets. The effects of general market, economic, and political conditions are also taken into account in the selection of investments. The portfolio of the Fund will be diversified and consist of 20 - 30 companies many of which are in different industries. The Fund will not purchase securities of companies if such purchase would cause more than 25% of the Fund's total assets to be invested in the securities of companies in any single industry.



The Fund may buy and sell covered (options on securities owned by the Fund) and uncovered (options on securities not owned by the Fund) call and put options which are issued by the Options Clearing Corporation and listed on national securities exchanges. Generally, options would be used either to generate income or to limit the downside risk of a portfolio holding.

The Fund may buy and sell financial futures contracts and options on such contracts. Futures contracts may be used to implement a number of different hedging strategies.

Securities offering the potential for capital appreciation may be subject to greater risk than securities which do not have such potential but also may afford a greater opportunity for increase in value. Of course, no assurance can be given that the objective of the Fund will be achieved.

In addition, the Fund may also own securities of new, less-seasoned companies and companies representing so-called "special situations." There are no limits on the percentage of total assets that may be invested in special situations. A special situation would involve owning securities that, in the opinion of the Advisor, should enjoy considerably better investor reception in the fairly near future because of an essentially non-recurring development that is either happening or, in the opinion of the Advisor, is likely to happen. Such developments could include, among others, (1) a change in management, (2) discovery of a new or unique product or technological advance with sizable market potential, (3) an acquisition providing unusual opportunity for market enlargement or for operating savings, (4) the adoption of new laws that enhance prospects for an important part of the company's business, or (5) takeovers, restructurings, leveraged buyouts, and reorganizations.

Investments in such special situations may pose particular risks. The market price of such securities may be more volatile to the extent that the expected benefits from the non-recurring developments do not materialize.
Further, with regard to anticipated corporate restructurings, included among the non-recurring developments of special situations, securities issued to finance such restructurings may have special credit risks due to the highly leveraged conditions of the issuer. In addition, such issuers may lose experienced management as a result of the restructurings.

The Fund considers "less-seasoned companies" to be those which have a record of less than three years continuous operations, which period may include operations of a predecessor company, and also considers smaller companies to be "less-seasoned" companies.

The Fund's portfolio usually has a low turnover ratio because securities are bought and held with long-term goals in view and this normally results in the infrequent replacement of the portfolio's investments. However, the Fund does not regard the frequency of portfolio transactions as a limiting factor in its investment decisions. Therefore, its rate of portfolio turnover (the annual rate at which portfolio securities are replaced) may exceed that of most investment companies with a similar investment objective. If, for example, all of the portfolio securities were replaced in one year, the portfolio turnover rate would be 100%. Increased portfolio turnover usually results in correspondingly heavier brokerage costs which the Fund must pay. Of course, it is impossible to accurately predict the annual portfolio turnover rate of the Fund (or any investment company).

Portfolio securities may be sold without regard to the length of time held when management believes that such securities have reached their maximum performance level, and when the Fund's assets can be more profitably utilized in other investments. To the extent that short-term capital gains are realized, such gains will be taxed to the shareholder as ordinary income.



                              PURCHASE OF SHARES
                              ------------------

Shares of the Fund are continuously offered at the public offering price, which is equal to the net asset value of the shares plus the applicable sales charge (see below). Shares may be purchased by completing the Fund Account
Application Form which should be remitted together with payment for the shares to Star Bank, N.A., P.O. Box 640115, Cincinnati, OH 45264-0115. Investors who are interested in purchasing shares may also contact the Fund at 1-800-749-
9933. Purchases can also be made through investment dealers who have sales agreements with Baxter Financial Corporation, the Fund's underwriter. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interests of economy and convenience, certificates for shares of stock will not be issued except upon written request of the shareholder. Certificates for fractional shares, however, will not be issued.

Once an account is established, subsequent investments should be sent to

Star Bank, N.A., P.O. Box 640115, Cincinnati, OH 45264-0115. A confirmation will be mailed to the investor showing the shares purchased, the exact price paid for the shares, and the total number of shares that are owned.

The minimum initial investment and minimum account balance for the Fund is $500 and there is no minimum investment amount for subsequent purchases.
The Fund retains the right to waive the minimum initial investment at its discretion.

Shareholders who participate in the Group Discount Privilege, Automatic
Investment Plan and Check Withdrawal Plan will receive confirmations of purchases and redemptions of Fund shares on a quarterly basis, not later than five business days after the end of each calendar quarter in which a transaction takes place. The confirmation will show the date of each transaction during the period, number and price paid or received for shares purchased or redeemed, including dividends and distributions, and total number of shares owned by the investor as of the end of the period.


                        COMPUTATION OF NET ASSET VALUE
                        ------------------------------

The Fund's net asset value per share is the value of the Fund's securities investments plus cash and other assets minus its liabilities divided by the number of the Fund's outstanding shares (adjusted to the nearest cent).
Portfolio securities traded on a securities exchange or the NASDAQ National
Market System are valued at the closing sales price on the market on which they are principally traded.  Securities traded over-the-counter, except those that are quoted on the NASDAQ National Market System, are valued at the prevailing quoted bid prices.  Other assets (including restricted securities)
and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Directors or a delegated person acting pursuant to the directions of the Board.  The method of valuing assets and securities for which no quotations are available, including restricted securities, will be reviewed at appropriate intervals by the Board. Initial valuations of such assets will be made in good faith by the
Board of Directors.   Net asset value is calculated as of the close of the New
York Stock Exchange, generally 4:00 p.m., New York City time, on each day the
New  York Stock Exchange is open for trading. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New
Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Purchases of shares are made at the public offering price, which is equal to the net asset value next to be determined after receipt of a purchase order in proper form plus applicable sales charge as shown in the table below.
Purchases of $100,000 or more may be made at net asset value, without the imposition of a sales charge. The public offering price is computed as of the close of the New York Stock Exchange and becomes effective once daily on each day the New York Stock Exchange is open. Orders for shares of the Fund received by dealers prior to the close of the New York Stock Exchange are confirmed at the offering price effective at that time, provided the order is received by the underwriter prior to that time. (It is the responsibility of the dealers to transmit such orders so that they will be received by the underwriter prior to the close of the New York Stock Exchange). Orders received by dealers subsequent to that time will be confirmed at the offering price effective at the close of the New York Stock Exchange on the next business day. The following table shows the sales charges applicable to purchases of Fund shares.

                                            Sales Charge as
                                               a % of the:
                                         ---------------------
                                          Amount     Offering
         Purchases of                    Invested     Price
         -----------------------------------------------------
         $   9,999 or less..................9.29%      8.50%
         $  10,000-$24,999, inclusive.......8.40       7.75
         $  25,000-$49,999, inclusive.......6.66       6.25
         $  50,000-$99,999, inclusive.......4.17       4.00
         $ 100,000 or more..................0.00       0.00

The above scale is applicable to purchases of Fund shares and combined purchases of shares of the Fund and Philadelphia Fund, Inc. made at one time by an individual; an individual, his spouse and children under the age of 21;
and a trustee or other fiduciary of a single trust estate or single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal
Revenue Code, and organizations exempt from taxation under Sections 501(c)(3) or (13) of the Internal Revenue Code, may purchase shares at one-half the sales charges listed above.

In addition, lower sales charges may be achieved by using any of the following special purchase plans:

               * Letter of Intent
               * Right of Accumulation
               * Group Discount Privilege

Also available from the Fund are the following privileges you may wish to utilize:

               * Automatic Investment Plan

                 This plan enables shareholders to make regular monthly investments in shares through automatic charges to their bank checking accounts.

               * Check Withdrawal Plan

                 A convenient method whereby a monthly or a quarterly check will be mailed to you at no charge.

Complete details regarding these special purchase plans and privileges may be obtained by writing or calling the Fund, or by obtaining a copy of the Statement of Additional Information.

Shares of the Fund may also be purchased at net asset value, without sales charge, by persons who are members of a group which is not organized for the sole purpose of purchasing shares of the Fund and which meets the following criteria:

              1. Group investments must be sent directly to the fund's
                 custodian at the address shown under "Purchases of Shares" by a common remitter which is bonded as well as licensed and regulated by a state regulatory agency;

              2. The group must include at least 750 members or participants;

              3. Remittances on behalf of the group must be made at least once per month; and

              4. The common remitter must have a written agreement with each participant or member of the group governing the remittance of the investor's funds.

Investments in the Fund on behalf of group participants will be made at the net asset value of the shares of the Fund calculated next after receipt by the Fund's custodian of the investors' funds sent by the common remitter.

The Fund's $500 minimum initial investment and minimum account balance shall be waived for shareholders who are active participants in a group purchase plan approved by the Fund, since shareholders participating in such plans generally make smaller investments on a regular basis.

Shareholders with inactive accounts below the $500 minimum account balance who receive notice of redemption for the first time from the Fund may purchase shares without the imposition of a sales charge in an amount sufficient to meet the minimum account balance.

The Fund reserves the right to terminate the privileges to invest in Fund shares at net asset value without sales charge at any time after 60 days written notice to the investors affected thereby. The Fund reserves the right to terminate the policy to waive the Fund's minimum initial investment and minimum account balance at any time after 60 days written notice to the investors affected thereby.


                        ACCOUNT REINSTATEMENT PRIVILEGE
                        -------------------------------

A stockholder may, after he has liquidated any of his shares of the Fund on written request to the Fund, reinstate his account without payment of any additional sales charge, at net asset value next calculated after receipt of the reinstatement request, provided that he meets the qualifications listed below. The Account Reinstatement Privilege may be exercised only once except with respect to shares held under an Eagle Growth Shares Investing Program, and the amount reinvested may not exceed the amount of the redemption proceeds received on the liquidation of such shares. In addition, the reinstatement must be completed within thirty days after the liquidation.

A liquidation of Fund shares is considered a sale under the Internal Revenue
Code and the "wash sale" provisions of Section 1091 of the Code will be applicable to an account reinstatement if the cost of the liquidated shares exceeds the proceeds of liquidation.


                              TAX SHELTERED PLANS
                              -------------------

The Fund makes available through its underwriter the following Individual
Retirement Accounts (IRA):
                           [Bullet] Regular IRA
                           [Bullet] Roth IRA
                           [Bullet] SIMPLE IRA
                           [Bullet] SEP-IRA

For self-employed individuals, partnerships, and corporations there is available through the Fund a prototype Profit Sharing/Money Purchase Pension
Plan which has been approved by the Internal Revenue Service.

Forms to establish any of the above plans are available from the Fund or Baxter Financial Corporation.


                      REPURCHASE AND REDEMPTION OF SHARES
                      -----------------------------------

Shares may be resold to the Fund or presented for redemption. Shares for which certificates have been issued will be repurchased by Baxter Financial
Corporation, the Fund's underwriter, if they are properly tendered (see below) through an authorized dealer. The repurchase price received by the investor will be the net asset value of such shares next calculated after receipt by Baxter Financial Corporation of the repurchase order. If the order for repurchase of Fund shares is received by the dealer prior to the close of the New York Stock Exchange and received by Baxter Financial Corporation prior to that time, the shares will be repurchased at the price calculated as of the close of the New York Stock Exchange on that day. Where certificates are tendered for repurchase through a dealer, neither the Fund nor Baxter
Financial Corporation charges any fee on the transaction; however, the dealer may charge the shareholder a fee for executing the order.

Shares of the Fund for which no certificates have been issued (those held by American Data Services, Inc. ("ADS") and shares for which certificates have been issued may be redeemed by mailing a written request for redemption to American Data Services, Inc., 150 Motor Parkway, Suite 109, Hauppauge, NY
11788. Where certificates have been issued they must accompany the investor's written redemption request. The value of shares tendered for redemption shall be equal to the net asset value of such shares next calculated after receipt by ADS of a proper written redemption request.

Shares for which certificates have been issued which are presented for redemption or repurchase must be duly endorsed by the registered owner(s) with signatures guaranteed by a member firm of the New York Stock Exchange or a regional stock exchange, by a trust company, by a commercial bank, by an overseas bank with a New York City correspondent, by certain credit unions, or by certain savings associations. Also, written requests for redemption of shares for which certificates have not been issued must be signed and have signatures guaranteed in the same manner. Any questions regarding which institutions may guarantee signatures should be directed to American Data
Services, Inc. at 1-800-525-6201.

The redemption or repurchase price will depend on the prevailing market prices of the portfolio securities owned by the Fund (at the time the applicable redemption proceeds are calculated) and, therefore, may be more or less than the purchase price. The Fund's policy is to pay promptly when shares are presented for redemption. Payment will be made within seven days after the date of tender except when exchanges are closed or an emergency exists. The Fund has reserved the right to redeem Fund shares in kind rather than in cash should this be necessary in accordance with the applicable rules of the Securities and Exchange Commission.

The Fund  reserves the right, after sending the shareholder at least sixty
(60) days prior written notice, to redeem the shares held by any shareholder if the shareholder's account has been inactive for a period of six (6) months preceding the notice of redemption and the total value of the holder's shares does not exceed the Fund's $500 minimum account balance as of the proposed redemption date. An account will be considered inactive if no new purchases have been made (excluding shares purchased through the reinvestment of dividends and capital gains) within the specified time period. Shareholders who receive notice of redemption for the first time may purchase shares of the Fund at net asset value without paying any sales charge, in the amount necessary to bring the account balance up to the minimum within the required time period. Any redemptions by the Fund pursuant to this procedure will be at the net asset value of the shares calculated as of the close of the New
York Stock Exchange on the stated redemption date and a check for the redemption proceeds will be sent to the shareholder not more than seven (7) days later.


               DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, AND TAXES
               -------------------------------------------------

The Fund's policy is to pay all of its earnings out to shareholders annually on approximately December 31 each year as dividends and capital gain distributions.

Dividends, together with distributions of any short-term capital gains, are taxable as ordinary income. Shareholders pay Federal income taxes at capital gains rates on realized long-term capital gains which are distributed to them, whether or not reinvested in the Fund.

Advice as to the tax status of each year's dividends and distributions will be mailed to shareholders annually. Dividends and capital gains distributed in January ordinarily will be included in the shareholder's income for the previous year. Shareholders may elect to receive income dividends and capital gains distributions in additional shares of the Fund at net asset value, or to take cash.

Shareholders who sell Fund shares will realize a gain or loss on those shares based on the difference between the purchase price and the sale price of each share. For shares held less than one year, your gain or loss is considered to be short term and is taxable as ordinary income. For shares held longer than one year, your gain or loss is considered to be long term and is taxable at your capital gains rate.


                            MANAGEMENT OF THE FUND
                            ----------------------

Baxter Financial Corporation ("BFC" or the "Advisor") is employed by the Fund to furnish investment advisory services to the Fund. Donald H. Baxter, who is President, Treasurer, Director, and sole stockholder of the Advisor, is also responsible for selecting brokers and executing Fund portfolio transactions;
and may effect securities transactions with brokers who have sold shares of the Fund. Mr. Baxter is primarily responsible for the day to day management of the Fund's portfolio. He has been the Fund's portfolio manager since May, 1987. Mr. Baxter is also President and Director of the Fund and of Philadelphia Fund, Inc., a registered investment company. BFC also serves as investment advisor to institutional and individual investors, including
Philadelphia Fund, Inc.

For the fiscal year ended November 30, 1998, the Fund paid BFC total advisory fees equal on an annual basis to .75% of the average net assets.


                                  PERFORMANCE
                                  -----------

Total return data may from time to time be included in advertisements pertaining to the Fund. Standardized "total return" of the Fund refers to the average annual compounded rates of return over certain periods of time that would equate the initial amount invested at the beginning of a stated period, from which the maximum sales load is deducted, to the ending redeemable value of the investment. Standardized total return also includes reinvestment of dividends and distributions over the period for which performance is shown.
The Fund may advertise total return figures which shall represent Fund performance over one or more time periods, including (1) one-year to date, and
(2) May 1, 1987 to date, the latter being the date on which Mr. Donald H.
Baxter assumed exclusive portfolio management responsibilities for the Fund.
Non-standardized total return quotations may also be presented. Such quotations may reflect investment at reduced sales charge levels or at net asset value without the imposition of a sales load. Any quotation of total return not reflecting the maximum sales charge, or which reflects any voluntary expense reimbursements, would be reduced if the maximum sales charge were used or Fund expenses were not voluntarily limited.

The Fund may also advertise its investment performance by comparison to market indices such as the S&P Index and to mutual fund indices such as those reported by Lipper Analytical Services, Inc. Such indices may group funds by investment objective (in the Fund's case, typically in the "Growth Funds"
Category) or may involve a more general ranking reflecting the Fund's overall performance as compared to any number or variety of funds, regardless of investment objective.


                            FUND SERVICE PROVIDERS
                            ----------------------

INVESTMENT ADVISOR, ADMINISTRATOR, AND UNDERWRITER

Baxter Financial Corporation
1200 North Federal Highway
Suite 424
Boca Raton, Florida  33432


CUSTODIAN

Star Bank, N.A.
P.O. Box 640115
Cincinnati, OH 45264-0115.


TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT

American Data Services, Inc.
150 Motor Parkway
Suite 109
Hauppauge, NY 11788




LEGAL COUNSEL

Stradley, Ronon, Stevens & Young
Great Valley Corporate Center
30 Valley Stream Parkway
Malvern, PA  19355


AUDITORS

Briggs, Bunting & Dougherty, LLP
2 Logan Square
Suite 2121
Philadelphia PA 19103

                                    PART B

                           Eagle Growth Shares, Inc.

                      Statement of Additional Information

                                 April 1, 1999



This statement is not a prospectus, but should be read in conjunction with the
Fund's current prospectus (dated April 1, 1999).  To obtain the prospectus please write to Eagle Growth Shares, Inc., 1200 North Federal Highway, Suite
424, Boca Raton, Florida  33432

Or call:

          Nationwide                                  1-800-749-9933
          Florida                                     1-561-395-2155

The information required by Item 11 "Fund History" of this Statement of Additional Information is incorporated by reference and is located in the Fund's prospectus under the heading "Investment Objectives, Policies and Risks". The information required by Item 22 "Financial Statements" of this
Statement of Additional Information is incorporated by reference and is located in the Fund's Annual Report dated November 30, 1998.


          Table of Contents                                     Page
          -----------------                                     ----

           Investment Objectives, Policies and Risks. . . . . .   19
             Options Transactions . . . . . . . . . . . . . . .   20
             Futures Contracts  . . . . . . . . . . . . . . . .   22
           Taxation of the Fund . . . . . . . . . . . . . . . .   23
           Investment Limitations . . . . . . . . . . . . . . .   24
           Rights of Ownership  . . . . . . . . . . . . . . . .   25
           Letter of Intent . . . . . . . . . . . . . . . . . .   25
           Right of Accumulation  . . . . . . . . . . . . . . .   26
           Group Discount Privilege . . . . . . . . . . . . . .   27
           Automatic Investment Plan  . . . . . . . . . . . . .   27
           Check Withdrawal Plan  . . . . . . . . . . . . . . .   27
           Tax Sheltered Plans  . . . . . . . . . . . . . . . .   28
           Account Reinstatement Privilege. . . . . . . . . . .   28
           Purchase of Shares . . . . . . . . . . . . . . . . .   29
           Redemption and Repurchase of Shares. . . . . . . . .   29
           Management of the Fund . . . . . . . . . . . . . . .   30
             Officers and Directors . . . . . . . . . . . . . .   30
             Brokerage. . . . . . . . . . . . . . . . . . . . .   31
           Information about the Investment Advisor . . . . . .   32
           Underwriters . . . . . . . . . . . . . . . . . . . .   33
           Independent Certified Public Accountants . . . . . .   34
           Calculation of Performance Data. . . . . . . . . . .   34
           Comparisons and Advertisements . . . . . . . . . . .   35
           Financial Statements . . . . . . . . . . . . . . . .   35





                   INVESTMENT OBJECTIVES, POLICIES AND RISKS
                   -----------------------------------------

While the following are not considered to be principal policies of the Fund they may be employed as described herein.

The Fund may, from time to time, invest in restricted securities and may be deemed to be a statutory underwriter if it distributes any such restricted securities. Such investments may generally be made at advantageous prices.
The Fund may not resell any such securities unless the Federal and any applicable state registration requirements respecting such securities are first satisfied, or an exemption from such registration requirements is available. The restrictions upon the disposition of such securities may adversely affect their marketability and the Fund generally may not be able to dispose of such securities at prices for unrestricted securities of the same class of the same issuer. The Fund will not purchase restricted securities if immediately after such purchase more than 10% of the value of the Fund's net assets would be invested in such securities or other assets for which market quotations are not readily available. Ordinarily, the Fund does not expect to have more than 5% of the Fund's total net asset value invested in restricted securities. If the fair value of restricted securities or other assets not having readily available market quotations previously purchased exceeds 10% of the value of the Fund's assets during the period such securities are held, appropriate steps will be taken in the management of the balance of the portfolio to achieve adequate liquidity. Restricted securities are valued at fair value calculated by delegated persons acting in accordance with methods of valuation determined in good faith by the Board of Directors.
The Board will review the appropriateness of such methods of valuation at proper intervals. If it becomes necessary to register such securities before resale with the appropriate federal and state authorities, the Fund may have to bear part or all of the expenses of any such registration if an agreement has not been reached with the issuer of the securities to bear part or all of these costs.

The Fund may also invest in fixed income securities including securities convertible into common stocks where such investments appear to offer opportunities for capital appreciation. When the Fund invests in fixed income securities for this reason, the Fund may purchase such securities which are rated B-2 or lower by Moody's or B- or lower by Standard & Poor's. These fixed income debt securities are deemed to involve a higher risk level than investment grade debt securities. The Fund may also invest in unrated securities when Baxter Financial Corporation (the "Advisor") believes that the terms of such securities and the financial condition of the issuer are such that the protection afforded limits risks to a level similar to that of rated securities in which the Fund may invest. Fixed income debt securities offer a potential for capital appreciation because the value of the fixed income security generally fluctuates inversely with interest rates.

The Fund has authority to invest up to 20% of its assets in the securities of foreign companies. However, historically the Fund has not invested more than 5% of its assets in foreign securities. Investments in foreign securities involve risks which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United
States companies.  Foreign investments may also be affected by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations, and by indigenous economic and political developments. There is also the possibility of nationalization or other government policies or instability which could affect investments in securities of issuers in those nations.

The Fund has authority to buy securities of companies organized as real estate investment trusts ("REITS"). REITS pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests.


                             OPTIONS TRANSACTIONS
                             --------------------

The Fund may sell covered call options (options on securities owned by the Fund) and uncovered call options (options on securities not owned by the Fund) which are issued by the Options Clearing Corporation and listed on national securities exchanges. This practice may enable the Fund to increase its income because the buyer of the option pays the Fund a sum of cash (a premium) for the option whether or not the buyer ultimately exercises the option. The amount of the premium is determined on the exchange upon which the option is traded, and will depend on various factors, such as the market price and volatility of the underlying securities and the expiration date and exercise price of the option.

Ordinarily, call options would be sold on stocks whose market value is not expected to appreciate above the option exercise price by the expiration date of the option, or when the premium received plus the exercise price of the option exceeds the price at which the Advisor expects the underlying securities to be trading by the expiration date of the option. When the Fund sells an option it is obligated to deliver the underlying securities until the expiration date of the option (which may be one, two, three, six or nine months from the date the option is issued) if the option is exercised. If the option is exercised, the Fund would deliver the underlying securities to the buyer if the option was a covered option or buy the underlying securities to deliver to the purchaser of the option if the option was uncovered.

The sale of covered call options should enable the Fund to increase its income through the receipt of premium income on the call options it sells.
However, the Fund risks limiting potential gains the Fund would otherwise realize if the market value of the underlying securities of a covered call option appreciates above the exercise price of the option because the purchaser will then exercise the option. In the case of uncovered call options, the Fund risks a loss upon closing its option position if the market price of the optioned securities at the time the option is exercised exceeds the exercise price plus the premium received by the Fund.

The Fund may purchase call options when the Advisor believes that the market price of the underlying securities will exceed the strike price of the option, plus the premium the Fund must pay for the option, by the option expiration date. If the market price of the underlying securities appreciates after the option is purchased, the price of the option also will appreciate, thereby affording the Fund the opportunity to resell the option at a profit or, as an alternative, to purchase the underlying securities at the option exercise price anytime until or on the expiration date and retain or resell the underlying securities at their appreciated value. Purchasing call options, however, entails the risk that the market price of the underlying securities may decrease and the market value of the call option will also decrease, and in these circumstances, while the Fund may sell the option, the transaction is likely to result in a loss.

The Fund may also buy and sell put options. For the sale of a put option the Fund receives a premium, which is determined on the exchange on which the put is traded. The amount of the premium is influenced by the same factors as influence the market price of call options.

The sale of a put option obligates the seller to purchase the underlying securities at the option exercise price anytime until or on the expiration date if the option is exercised. Alternatively, the seller may satisfy its obligation by purchasing an identical put option for delivery to the purchaser of the put option.

The option will be exercised if the market price of the underlying securities is less than the strike price of the option on the expiration date of the option. The Fund may sell put options to obtain premium income on underlying securities whose market price the Advisor expects to increase or remain relatively constant for the duration of the option. They may also be sold when the Advisor believes the underlying securities are an attractive long-term investment, despite a possible short term decline in their market value. In these circumstances, the Fund would purchase the underlying securities pursuant to the option rather than buy an identical put option to close the transaction, if the option is exercised by the buyer.

The Fund also may buy put options to protect against a decline in the market value of underlying securities that are held in the Fund's investment portfolio. In return for paying a premium to the seller of the put option, the Fund acquires the right to sell the underlying securities to the seller of the option at the exercise price, thereby protecting itself against a decline in the market price of the underlying securities. If, however, at the expiration date of the option, the market value of the underlying securities has not declined below the option exercise price, the Fund will not exercise its put option.

Puts and calls also may be used in combination, to hedge investments in underlying securities. For example, if the Fund has bought a call that entitles it to purchase underlying securities at a specified strike price, it may also buy a put, which enables it to sell the same securities at a specified strike price. Put options, as well as call options, are frequently available on identical underlying securities with identical expiration dates, but at different strike prices. In this type of hedging transaction, the Fund might seek to buy a put option whose strike price is higher than the strike price of an otherwise identical call option on the same underlying securities, thereby obtaining the right to buy the underlying securities at a lower price than the price at which it would have the right to sell the securities.

The success of options transactions depends largely on the ability of the Advisor to predict future stock and option movements. Further, an option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or sell only those options for which the Advisor believes there is an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The inability to close-out an option position could result in a loss to the Fund.

When the Fund sells an uncovered call option or a put option, it will be required to maintain in a segregated account, which will be "marked to market, " with its custodian bank cash or highly liquid, short-term U.S. government securities in an amount equal to its obligation under the call or put option.
With respect to a put option this will be an amount equal to the price of the underlying securities it will be obligated to buy if the option is exercised.
With respect to a call option, it would be the market value of the underlying securities it is obligated to deliver if the option is exercised.


FUTURES CONTRACTS
-----------------

The Fund may buy and sell financial futures contracts and options on futures contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of specific securities at a specified future time and at a specified price. Financial futures contracts which are standardized as to maturity date and the underlying financial instruments are traded on national futures exchanges, and include futures contracts on equity securities, debt securities and foreign currencies.

Although index futures contracts by their terms call for settlement in cash, in most cases the contracts are closed out before the settlement date.
Closing out an open futures position is done by taking an opposite position
("buying") a contract which has previously been "sold" or "selling" a contract previously purchased in an identical contract to terminate the position.
Brokerage commissions are incurred when a futures contract is bought or sold.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the securities underlying futures contracts it holds.

The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts can be substantial, due to the low margin deposits required. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss
(as well as gain) to the investor. There is also the risk of loss by the Fund of margin deposits, in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or related option.

The Fund may use financial futures and options thereon to implement a number of hedging strategies. For example, because the purchase of a financial futures contract requires only a relatively small initial margin deposit, the Fund could remain exposed to the market activity of a broad-based number of stocks contained in the futures index, while maintaining liquidity to meet redemptions. Also, the Fund might temporarily invest available cash in stock index futures contracts or options pending investments in securities.
These investments entail the risk that an imperfect correlation may exist between changes in the market price of an index futures contract and the value of the securities that comprise the index.

There are also limited risk strategies that involve combinations of options and futures positions. For example, the Fund might purchase a futures contract in anticipation of higher prices while simultaneously buying an option on a futures contract to protect against the risk of lower prices.
Further, inasmuch as the Fund may purchase foreign securities which are denominated in foreign currencies, the Fund may purchase foreign currency futures contracts in order to hedge against fluctuations in foreign currency exchange rates.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of "variation" (additional) margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn income on its margin deposits. The Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial and variation margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. Minimum initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums.

When the Fund has a long position in a futures contract or sells a put option, it must establish a segregated account with its custodian bank containing cash or highly liquid, short-term U.S. government securities in an amount equal to the purchase price of the contract or the strike price of the put option (less any margin on deposit). When the Fund sells a call option on a futures contract, it must establish a segregated account with its custodian bank containing cash or highly liquid, short-term U.S. government securities in an amount that, when added to the amount of the margin deposit, equals the market value of the instruments underlying the call option (but are not less than the strike price of the call option).


                             TAXATION OF THE FUND
                             --------------------

The Fund intends to continue to qualify for tax treatment under Subchapter M of the Internal Revenue Code and to distribute to shareholders all of its net investment income and realized net capital gains (in excess of any available capital loss carry overs) to relieve the Fund from all Federal income tax.
Should the Fund not qualify it would be subject to Federal income tax on its earnings and profits.

Except for transactions the Fund has identified as hedging transactions, the Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

In order for the Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for its taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities and other income derived with respect to the Fund's business of investing in securities.

The Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures transactions.
Such distributions will be combined with distributions of capital gains realized on the Fund's other investments.


                            INVESTMENT LIMITATIONS
                            ----------------------

The Fund has adopted the following restrictions which are designed to reduce certain risks inherent in securities investment and which may be changed with the approval of the lesser of: (i) at least 67% of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund.

The Fund will not:

     Borrow money, except from banks for emergency purposes, and then not in excess of 5% of the value of its total assets;

     Invest more than 25% of the value of its assets in companies in any one industry;

     Purchase securities on margin;

     Make any purchase resulting in more than 5% of the value of its assets being invested in the securities of any one company, except U.S.
     Government securities;

     Purchase more than 10% of any class of securities of any company. For this purpose, all debt securities of an issuer and all series of non-voting preferred stock of an issuer are each considered as one class of securities;

     Purchase commodities or commodity contracts, except the Fund may purchase and sell financial futures contracts and options thereon;

     Purchase interests in real estate, except as may be represented by securities for which there is an established market;

     Purchase securities of another open-end investment company, except in connection with a plan of merger, consolidation, or acquisition of assets. It may, however, purchase shares of closed-end investment companies where such purchase is in the open market and no commission or profit to a sponsor or dealer results other than a customary broker's commission. The advisory fee of the Fund will not be reduced for any assets invested in shares of closed end investment companies;

     Make short sales of securities. The Fund does not consider the sale of uncovered call options or financial futures contracts to be short sales;

     Make loans, except through the purchase of debt securities of a type commonly held by institutional investors;

     Issue senior securities, except the Fund may buy and sell options;

     Act as an underwriter of the securities of any other issuer, except the Fund may invest not more than 10% of the value of its net assets at the time the investment is made in securities which are not readily marketable because registration under the federal securities laws would be required ("restricted securities").

Changes in the following policies are not subject to shareholder approval.

     The Fund will not purchase securities for which a bona fide market does not exist (including, but not limited to, "restricted," foreign securities not listed on a recognized domestic or foreign securities exchange, and other illiquid securities) if immediately after such purchase more than 10% of the Fund's net assets will be invested in such securities.

     The Fund may invest in repurchase agreements. Investments in repurchase agreements involve certain risks. For example, if the seller of the underlying securities defaults on its obligation to repurchase the securities at a time when their value has declined, the Fund may incur a loss upon disposition. If the seller becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Fund and, therefore, subject to sale by the trustee in bankruptcy. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. While management acknowledges these risks, it believes that they can be controlled through stringent security selection criteria and careful monitoring procedures.


                              RIGHTS OF OWNERSHIP
                              -------------------

Each share of common stock of the Fund has an equal interest in the Fund's assets, net investment income, any net capital gains, and is entitled to one vote. The shares are non-assessable, fully transferable, and redeemable at the option of the holder. They may be sold only for cash or in connection with mergers, stock distributions and similar transactions. They have no conversion, pre-emptive or other subscription rights. Shareholders having questions about the Fund or their accounts may contact the Fund at the address or telephone number shown on the cover page of this prospectus.

Ordinarily, the Fund does not intend to hold an annual meeting of shareholders in any year except when required under the Investment Company Act of 1940.


                               LETTER OF INTENT
                               ----------------

An investor can qualify for a reduced sales charge as set forth in the prospectus by signing a non-binding Letter of Intent stating his intention to invest at least $10,000 during a 13 month period. The Letter of Intent is applicable to the aggregate amount of purchases of shares of the Fund and combined purchases of shares of the Fund and Philadelphia Fund, Inc. made by an individual; an individual, his spouse and children under the age of 21; and a trustee or other fiduciary of a single trust estate or single fiduciary account, as well as Employee Benefit Plans qualified under section 401 of the

Internal Revenue Code and organizations exempt from taxation under sections
501(c)(3) or (13) of the Code. The Letter must be filed within 90 days after the first purchase to be included under it. The value of shares of the Fund and/or Philadelphia Fund Inc., previously purchased, including shares held under Eagle Growth Shares or Philadelphia Fund Single Payment Investing
Programs and Systematic Investing Programs upon which all scheduled payments have been made, will be included as a credit toward completion of the Letter of Intent to the extent that such shares are held during the 13 month period of the Letter of Intent when the investor so requests. The amount to be credited will be equal to the offering price of the shares held on the date of the first purchase under the Letter of Intent. The initial purchase under a Letter of Intent must be in an amount of at least $1,000 and subsequent purchases not less than $500.

Five percent of the total dollar amount specified in the Letter of Intent is held in escrow by Star Bank, N.A. in shares. Any dividends or capital gains distributions on the escrowed shares are credited to the shareholder. Upon completion of the total dollar amount specified in the Letter the escrowed shares are released. If total purchases under the Letter are less than the amount specified therein the shareholder is required to remit to the underwriter an amount equal to the difference between the dollar amount of sales charges actually paid and the amount which would have been paid if the total purchases made under the Letter were made at one time. If the shareholder does not pay such difference within twenty days after having received written request from the underwriter, the Custodian is authorized to redeem so many of the escrowed shares to realize such difference and release any remaining full shares and cash for any fractional shares to the shareholder. There is no obligation upon the investor to purchase or the Fund to sell the full indicated amount.


                            RIGHT OF ACCUMULATION
                            ---------------------

The reducing scale of sales charges set forth in the prospectus also apply to subsequent purchases of the Fund's shares by an individual; an individual, his spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account where the aggregate investments in shares of the Fund and/or Philadelphia Fund, Inc., including shares held under Eagle Growth Shares or Philadelphia Fund Single Payment
Investing Programs and Systematic Investing Programs upon which all scheduled payments have been made is $10,000 or more. For example, a stockholder who owns shares of the Fund and/or Philadelphia Fund, Inc. that originally cost him $5,000 on which he paid an 8.50% sales charge may subsequently purchase an additional $5,000 of the Fund's shares at a sales charge of 7.75% of such subsequent purchase or an additional $20,000 of the Fund's shares at a sales charge of 6.25%. To determine eligibility, the shares currently held by the investor are valued at the then net asset value or the cost of such shares to the investor, whichever is greater. The Fund's underwriter, or the Custodian
(if the payment is being made by the investor directly to the Custodian), must be notified when a sale takes place which would qualify for a reduced sales charge on the basis of previous purchases, and reduction will be granted when the aggregate holdings are confirmed through a check of the records of the Fund. The reduced sales charges described under "Purchase of Shares" in the prospectus will be applicable to subsequent purchases by an Employee Benefit
Plan qualified under Section 401 of the Internal Revenue Code, and organizations exempt from taxation under Sections 501(c)(3) or (13) of the Internal Revenue Code.

                           GROUP DISCOUNT PRIVILEGE
                           ------------------------

Any purchaser, including his spouse and children under the age of 21, who is a member of a qualified group, such as a trade association, church group, union, social or fraternal organization, who wishes to have the advantage of an individually lower sales charge through either a Letter of Intent or a Right of Accumulation, may do so if he, in conjunction with other members of that group, wishes to purchase shares of the Fund so that the entire purchases by the group will afford a lower sales charge to each individual participant.
Group purchases must be made through a common remitter. The Fund will send the common remitter, at or before the completion of each purchase of shares for group members, written notice of receipt of the total amount received by the Fund on the group's behalf. Also, if in a current calendar quarter, a payment is not received by the Fund on behalf of a group member on whose behalf a purchase was made in the preceding calendar quarter, the Fund will send the investor written notice that a current payment has not been received in his or her behalf. Further, if the Fund does not receive a payment from the common remitter on behalf of the group within ten days on the date specified for delivery of the payment, the Fund will send each group member a written confirmation of his or her next three succeeding investments promptly after they are made.


                          AUTOMATIC INVESTMENT PLAN
                          -------------------------

The Automatic Investment Plan enables shareholders to make regular monthly investments in shares through automatic charges to their bank checking accounts. With shareholder authorization and bank approval, Star Bank, N.A.
will automatically charge the bank account for the amount specified, which will be automatically invested in shares at the public offering price on the date specified by the shareholder. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a quarterly confirmation statement showing the transactions during the calendar quarter. Participation in the plan will begin within 30 days after receipt of a completed section 7 of the Account Application and a voided check from your checking account. If your bank account cannot be charged due to insufficient funds, a stop-payment order, or the closing of your bank account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to American Data
Services, Inc.


                            CHECK WITHDRAWAL PLAN
                            ---------------------

An investor with a minimum account balance of $5,000 who is not currently participating in the Automatic Investment Plan may have sufficient shares automatically redeemed at regular monthly or quarterly intervals to provide payments of $25 or more. This minimum amount is not necessarily a recommended amount. This privilege may be exercised by a written request to American Data
Services, Inc. specifying the amount of the check to be received each month
(or each quarter as desired). Share certificates cannot be issued while the Plan is in effect. With the Custodian's approval, payment amounts may be revised at any time by the investor. All shares owned or purchased will be credited to the Check Withdrawal Plan and a sufficient number of shares will be sold from the investor's account to meet the requested withdrawal payments.

All income dividends and capital gains distributions on shares held will be reinvested in additional shares at net asset value on the ex-dividend date.
Since the withdrawal payments represent the proceeds from the sales of shares, there will be a reduction of invested capital to the extent that withdrawal payments exceed the income dividends and capital gains distributions paid and reinvested in shares held in the account. While no charge is contemplated on each withdrawal payment at present, the right is reserved at any future time to deduct $1.00 from each withdrawal payment. At present, the expenses incurred in connection with this privilege are paid by the Fund. This Plan, upon written notice to the Custodian, may be terminated at any time without penalty. Any subsequent investments in this Plan must be $1,000 or more.
However, making additional purchases while the Plan is in effect may be inadvisable due to sales charges and tax liabilities.


                              TAX SHELTERED PLANS
                              -------------------

For self-employed individuals, partnerships, and corporations, there is available through the Fund a prototype Profit Sharing/Money Purchase Pension
Plan which has been approved by the Internal Revenue Service.  The Profit
Sharing Plan permits an employer to make tax deductible investments in the Fund on behalf of each participant up to the lesser of 15% of each participant's earned income (or compensation), or $30,000. The Money Purchase
Pension Plan permits an employer to make tax deductible contributions on behalf of each participant up to the lesser of 25% of earned income (or compensation), or $30,000. If an employer adopts both the Profit Sharing Plan and the Money Purchase Pension Plan, deductible contributions to both plans in the aggregate may be made on behalf of each participant up to the lesser of 25% of earned income (or compensation), or $30,000. Also, the Fund makes available an Individual Retirement Account (IRA) which permits annual tax deductible investments in the Fund up to $2,000 per year by certain taxpayers.
All taxpayers may make nondeductible IRA contributions up to $2,000 whether or not they are eligible for a deductible contribution. Dividends and capital gains distributions paid on Fund shares held in a retirement plan or an IRA will be reinvested at net asset value and accumulate free from tax until withdrawn.

The Fund also makes available a "Roth IRA" - which permits nondeductible investments in the Fund by certain taxpayers up to $2,000 per tax year. If the Roth IRA is maintained for at least a five-year period beginning with the first tax year for which a contribution to the Roth IRA was made, distributions from the Roth IRA after age 59-1/2 or under certain other circumstances will be completely tax free.

An annual limit of $2,000 applies to contributions to regular and Roth IRAs.
For example, if a taxpayer contributes $2,000 to a regular IRA for a year, he or she may not make any contribution to a Roth IRA for that year.

Forms to establish an IRA or a Profit Sharing/Money Purchase Pension Plan are available from Baxter Financial Corporation or your investment dealer.


                        ACCOUNT REINSTATEMENT PRIVILEGE
                        -------------------------------

A stockholder may, after he has liquidated any of his shares of the Fund on written request to the Fund, reinstate his account without payment of any additional sales charge, at net asset value next calculated after receipt of the reinstatement request, provided that he meets the qualifications listed below. The Account Reinstatement Privilege may be exercised only once except with respect to shares held under an Eagle Growth Shares Investing Program, and the amount reinvested may not exceed the amount of the redemption proceeds received on the liquidation of such shares. In addition, the reinstatement must be completed within thirty days after the liquidation.

A liquidation of Fund shares is considered a sale under the Internal Revenue
Code and the "wash sale" provisions of Section 1091 of the Code will be applicable to an account reinstatement if the cost of the liquidated shares exceeds the proceeds of liquidation.


                              PURCHASE OF SHARES
                              ------------------

The Fund calculates the offering price and net asset value at the close of the New York Stock Exchange generally 4:00 p.m., on days when the New York
Stock Exchange is open. On other days, the Fund will generally be closed and pricing calculations will not be made. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New
Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Orders for redemption and purchase will not be processed if received when the Fund is closed.


                      REDEMPTION AND REPURCHASE OF SHARES
                      -----------------------------------

Payment for shares redeemed may be postponed, or the right of redemption may be suspended, for any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or periods during which, by rule of the Securities and Exchange Commission, trading on the New
York Stock Exchange is deemed restricted; or for any period during which an emergency as determined by order of the Commission exists as a result of which, disposal by the Fund of securities owned by it is not reasonably practicable; or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or for such other periods as the Commission may, by order, permit for the protection of security holders of the Fund.

The Fund has reserved the right to redeem Fund shares in kind, rather than in cash, should this be necessary. However, by filing an appropriate election under Rule 18f-1 pursuant to the Investment Company Act of 1940 and the adoption of such election as a fundamental policy which can be changed only upon the approval of a majority vote of the outstanding voting securities of the Fund, the Fund has obligated itself upon a request for redemption to redeem shares solely for cash up to the lesser of $250,000 or 1% of the net asset value of the Fund in compliance with a request for redemption by any one shareholder during any 90 day period.








                            MANAGEMENT OF THE FUND
                            ----------------------

Officers and Directors
----------------------

The Board of Directors, guided by the recommendations of the Advisor, establish the broad investment policy and, under Maryland law, are responsible to oversee the management of the Fund.

Purchases may be made at net asset value by officers, directors, and employees of the Fund, as well as by employees of broker-dealer firms which maintain effective selling dealer agreements with the Fund's underwriter. From time to time the Fund may offer its shares at net asset value to certain classes of potential investors which have been identified by management and ratified by the Board of Directors. Prior to such offering, the Fund, in compliance with applicable federal securities laws, will supplement or revise the prospectus to identify the class.

The names, ages, addresses of the officers and directors of the Fund, and their principal business occupations for the past five years are listed below.
All officers and directors serve the Fund and Philadelphia Fund, Inc., a registered investment company, in identical capacities. Each Director who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, is indicated by an asterisk. All of the officers and directors aggregately own 4.5% of the securities of the Fund. Each director, except
Donald H. Baxter, receives $50 from Eagle Growth Shares for each quarterly
Board of Director's meeting they attend. Donald P. Parson, a director of the Fund, is a partner of the firm Parson and Brown which handles certain legal matters for the Fund. In addition, each director receives from the Philadelphia Fund a $2,000 annual fee and $1,150 for each quarterly Board of Director's meeting they attend. Donald H. Baxter does not receive any annual or meeting fees as a director from either fund.


Kenneth W. McArthur, Director (63)
93 Riverwood Parkway, Toronto, Ontario, Canada M8Y 4E4

Chairman, Shurway Capital Corp. (private investment company); formerly, Vice
President and Director, Nesbitt Investment Management; formerly, President,
Chief Executive Officer and Director, Fahnestock & Co. Inc. (securities broker); formerly Senior Vice President and Chief Financial Officer, Nesbitt
Thomson Inc. (holding company).


Thomas J. Flaherty, Director (74)
400 Ocean Road, House No. 175, Vero Beach, FL  32963

Retired. Formerly Executive Vice President, Philadelphia Fund, Inc.; formerly,
President Eagle Growth Shares, Inc.; formerly, President and Director,
Universal Programs, Inc. and Eagle Advisory Corporation (investment advisors).


Donald P. Parson, Director (57)*
c/o Parson & Brown, 666 Third Avenue, New York, NY  10017

Partner, Parson & Brown, Attorney at Law; Director ITSN, Inc. (interactive satellite kiosks); formerly Partner, Whitman & Ransom, Attorneys at Law.


Donald H. Baxter, Director and President* (55)
1200 North Federal Highway, Suite 424, Boca Raton, FL  33432

Director, President, and Treasurer, Baxter Financial Corporation;  Director,
Sunol Molecular Corp. (biotechnology); Director, Great Eastern Bank; formerly
Managing Member, Crown Capital Asia Limited Liability Company (private investment company); formerly Managing Member, Baxter Biotech Ventures Limited
Company (private investment company); formerly Portfolio Manager, Nesbitt
Thomson Asset Management Inc.


Robert A. Utting, Director (75)
c/o The Royal Bank of Canada, 1 Place Ville Marie,
Montreal, Quebec, Canada  H3C 3A9

Director, R. A. Utting & Associates Inc. (investment company); Director, MICC
Investments Limited; Director, Continental Can Company, Inc.; Director, AVCORP
Industries, Inc.; Director, Cambridge Shopping Center Limited; formerly,
President, R. A. Utting & Associates Inc.; formerly, Chairman and Director,
The Mortgage Insurance Company of Canada; formerly, Vice Chairman, Royal Bank of Canada.


Robert L. Meyer, Director (58)
c/o Ehrlich Meyer  Associates, Inc.,
25 Griffin Avenue, Bedford Hills, NY  10507

President, Ehrlich Meyer  Associates, Inc.; formerly Principal Officer,
Convergent Capital Corporation (holding company);   formerly Director, Vice
President, and Senior Vice President, Fahnestock & Co. Inc.


James Keogh, Director (82)
202 West Lyon Farm Drive, Greenwich, CT  06831

Writer/Editor; Retired. formerly Executive Editor, TIME (newsmagazine);
formerly, Director, United States Information Agency; formerly, Executive
Director, The Business Round Table.


Ronald F. Rohe, Vice President, Secretary, and Treasurer (56)
1200 North Federal Highway, Suite 424, Boca Raton, FL  33432

Chief Operating Officer and Marketing Director, Baxter Financial Corporation;
formerly Registered Representative, Paine Webber Incorporated.


BROKERAGE
---------

Donald H. Baxter, President of Baxter Financial Corporation, the Fund's investment advisor, is responsible for the selection of brokers to execute
Fund portfolio transactions. Mr. Baxter seeks to obtain the best price and execution of Fund portfolio transactions and selects brokers with this goal in mind. Baxter Financial Corporation is authorized to allocate brokerage transactions to dealers that have sold Fund shares. Such transactions are subject to the requirement to seek to obtain the best price and execution.
In selecting brokers, Mr. Baxter also considers the commission rate being paid by the Fund. Commissions on listed securities are based on competitive rates. Mr. Baxter seeks to assure himself that the commissions paid by the Fund are reasonable in relation to the rates paid by other similar institutions which are comparable in size and portfolio characteristics to the Fund, and commensurate with the services being provided by the broker. To accomplish this, Mr. Baxter negotiates commission levels with brokers with whom the Fund does business; compares the quoted commission levels received, and applies his knowledge regarding the general levels of commissions prevailing from time to time. Mr. Baxter also considers the value of research services provided to the Fund by brokers. Mr. Baxter is authorized to permit the payment of commissions in excess of those which may have been charged by another broker if he has determined, in good faith, that the amount of such commission is reasonable in relation to the brokerage or research services provided by the broker acting for the Fund. During the fiscal year ended
November 30, 1998, the Fund paid total brokerage commissions of $2,640 to brokers that provided research services.

Receipt of research information, including statistical and market analyses, economic and financial studies from securities firms, electronic quotation services, and on-line electronic analysis software, enables Baxter Financial
Corporation to supplement its own research and analysis activities by making available the views of other securities firms and is a factor considered in selecting brokers for the Fund. Allocations of brokerage for the receipt of research and statistical information are made in the best judgment of Mr.
Baxter and not in accordance with any formula.

Baxter Financial Corporation serves as investment advisor to two registered investment companies, the Fund and Philadelphia Fund, Inc. and manages other private investment accounts as well. Receipt of research information by Baxter Financial Corporation may also be of benefit to Philadelphia Fund, Inc.
and these other private accounts.

During the fiscal years ended November 30, 1998, 1997, and 1996, the Fund paid total brokerage commissions of $14,790, $13,684, and $6,160, respectively. The increased level of commissions incurred by the Fund in 1997 was due to the portfolio manager's decision to take profits in a rising market. Rising prices provided the opportunity for capital gains while other issues provided desirable alternative investment vehicles.

On over-the-counter transactions, the Fund generally deals with the principal market makers and no commissions are paid to a broker except in situations where execution through the broker is likely to result in a savings to the Fund.


                   INFORMATION ABOUT THE INVESTMENT ADVISOR
                   ----------------------------------------

The current Investment Advisory Agreement between Baxter Financial Corporation and the Fund was approved by the Fund's shareholders on March 19, 1991 and became effective on April 1, 1991. The agreement requires Baxter Financial
Corporation to provide the Fund with a continuous review of and recommendations regarding investment of the Fund's assets. As compensation for the rendering of advisory services, the Advisor receives an annual fee, payable monthly, equal to .75 percent of the net assets of the Fund not exceeding $200,000,000. The rate of this annual fee is reduced to .625 percent on net assets in excess of $200,000,000 but less than $400,000,000, and to .50 percent of net assets in excess of $400,000,000. The fee is based on the month-end net asset value of the Fund, and is payable monthly at 1/12th of the annual fee rate.

The current Administration Agreement between the Fund and Baxter Financial
Corporation requires Baxter Financial Corporation to supervise and provide for the administrative operations of the Fund, including the provision of office space, utilities, equipment, and clerical, secretarial, and administrative personnel. The fee payable to Baxter Financial Corporation under the Administrative Agreement is at the annual rate of .25 percent of the net assets of the Fund, calculated and payable monthly, at 1/12th the annual rate.

For the fiscal year ended November 30, 1998, Baxter Financial Corporation earned investment advisory fees of $24,104, and, as administrator, earned
$8,035 for administrative services rendered. Over the same period, expenses of the Fund for the fiscal year ended November 30, 1998 were 2.67% of average net assets.

For the fiscal year ended November 30, 1997, Baxter Financial Corporation earned investment advisory fees of $23,738, and, as administrator, earned
$7,913 for administrative services rendered. Over the same period, expenses of the Fund for the fiscal year ended November 30, 1997 were 2.75% of average net assets. The California regulation that limited the Fund's expense ratio no longer applied (see below).

For the fiscal year ended November 30, 1996, Baxter Financial Corporation earned investment advisory fees of $21,096, and, as administrator, earned
$7,032 for administrative services rendered. Over the same period, reimbursable expenses of the Fund amounted to 2.61% of the average net assets exceeding California regulatory expense limitation in effect at the time.
The excess amount, $3,016 was reimbursed to the Fund by Baxter Financial
Corporation. Expenses of the Fund for fiscal year ended November 30, 1996 were 2.58% of average net assets after reimbursement of expenses.

The Fund pays all of its own operating expenses, including: custodian and transfer agent fees, insurance premiums, registration fees, cost of Directors' and stockholders' meetings, distribution expenses, legal and accounting fees, printing, and postage.

Star Bank, N.A. acts as the Fund's custodian. American Data Services,
Inc. acts as transfer agent, and dividend disbursing agent, and also provides the Fund with certain accounting services.


                                 UNDERWRITERS
                                 ------------

Baxter Financial Corporation serves as the principal underwriter of the Fund's shares, which are offered on a continuous and "best efforts" basis.

During the last three fiscal years of the Fund, Baxter Financial Corporation retained total underwriting and dealer commissions of $680, $533, and $127, in 1998, 1997, and 1996, respectively, after allowing $53, $37, and $12, respectively, to dealers who sold Fund shares in each of these years.





                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
                   ----------------------------------------

Briggs, Bunting & Dougherty, LLP, Philadelphia PA, serve as the independent certified public accountants of the Fund. As such, that firm conducts an audit of the Fund's annual and semi-annual reports to stockholders and prepares the Fund's tax returns.


                        CALCULATION OF PERFORMANCE DATA
                        -------------------------------

Following are quotations of the annualized total returns for the one, five, and ten year periods ended November 30, 1998 using the standardized method of calculation pursuant to SEC Guidelines:


                         Average Annual Total Returns
                         ----------------------------

                     One-Year.....................  -6.98%
                     Five-Year....................   3.39%
                     Ten-Year.....................   7.90%

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compounded rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period, less any recurring fees charged to a shareholder account. The results are annualized and presented accordingly. The calculation assumes that the maximum sales load is deducted from the initial
$1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes that the account was completely redeemed at the end of each one, five, and ten year period, as well as the deduction of all applicable charges and fees.

The SEC Guidelines provide that "average annual total return" be computed according to the following formula:
                                        n
                               P (1 + T)  = ERV
Where:

          P    =    a hypothetical initial payment of $1,000

          T    =    average annual total return

          n    =    number of years

          ERV  =    ending redeeming value of a hypothetical

                    $1,000 payment made at the beginning of 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods or fractional portions thereof.

Non-standardized performance figures may also be presented in connection with Fund advertisements. Performance figures calculated in this manner may exclude charges which might otherwise reduce return figures, including, for example, the sales load or Fund operating expenses, or such figures may reflect Fund performance over periods of time other than the one, five, and ten year periods. Non-standardized total return figures, when furnished, shall be accompanied by standardized total return figures which shall reflect
Fund performance over the following time periods: (1) one-year to date and May
1, 1987 to date, the latter being the date on which Mr. Donald H. Baxter assumed exclusive portfolio management responsibilities pertaining to the Fund, or (2) one, five, and ten year periods as of the most recent fiscal year end of the Fund. However, notwithstanding the foregoing, standardized total return figures for one, five, and ten year periods shall always be presented in the Fund's Statement of Additional Information.


                        COMPARISONS AND ADVERTISEMENTS
                        ------------------------------

To help investors better evaluate how an investment in the Fund might satisfy their investment objective, Fund advertisements may discuss total return as reported by various financial publications, or they may also compare total return to total return as reported by other investments, indices, and averages. Without limitation, the following publications, indices, and averages may be used:

     (a) Dow Jones Composite Average or its component averages -- an unmanaged index presently composed of 30 industrial corporation stocks (Dow Jones Industrial Average), 15 utility company stocks, and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

     (b) Standard & Poor's 500 Stock Index or its component indices -- an unmanaged index presently composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks.
          Comparisons of performance assume reinvestment of dividends.

     (c) The New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the New York Stock Exchange.

     (d)  Lipper -- Mutual Fund Performance Analysis and Lipper Mutual Fund
          Indices --measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

     (e)  Financial publications, including Business Week, Changing Times,
          Financial World, Forbes, Fortune, Money Magazine, Wall Street
          Journal, Barron's, which rate fund performance over various time periods.


                             FINANCIAL STATEMENTS
                             --------------------

The financial statements of the Fund for the fiscal year ended November 30, 1998, including the Portfolio of Investments, Statement of Assets and Liabilities, Sample Price Computation, Statement of Operations, Statement of
Changes in Net Assets, Notes to Financial Statements, Financial Highlights, and Independent Auditor's Report, as set forth in the Fund's Annual Report to Stockholders for fiscal year ended November 30, 1998, are incorporated herein by reference.

                                    PART C


Other Information
-----------------
Item 23.  Exhibits

               (a)  Certificate of Incorporation.

                    Incorporated herein by reference to Exhibit
                    24 (b) (1) to Post-Effective Amendment No. 36 to the Registration Statement under the Securities Act of 1933

               (b)  By-Laws, as amended.

                    Incorporated herein by reference to Exhibit
                    24 (b) (2) to Post-Effective Amendment No. 37 to the Registration Statement under the Securities Act of 1933


               (c)  Specimen of Certificate of Common Stock.

                    Incorporated herein by reference to Exhibit
                    24 (b) (4) to Post-Effective Amendment No. 36 to the Registration Statement under the Securities Act of 1933

               (d)  Investment Advisory Agreement.

                    Incorporated herein by reference to Exhibit
                    24 (b) (5) to Post-Effective Amendment No. 35 to the Registration Statement under the Securities Act of 1933



               (e)(1) Underwriting Agreement with Baxter Financial
                      Corporation.

                    Incorporated herein by reference to Exhibit
                    24 (b) (6a) to Post-Effective Amendment No. 35 to the Registration Statement under the Securities Act of 1933

               (e)(2) Dealer Selling Agreement.

                    Incorporated herein by reference to Exhibit
                    24 (b) (6b) to Post-Effective Amendment No. 35 to the Registration Statement under the Securities Act of 1933

               (f)  Not applicable.

               (g)  Custody Agreement with Star Bank, N.A.

                    Incorporated herein by reference to Exhibit
                    24 (b) (8) to Post-Effective Amendment No. 35

                    to the Registration Statement under the
                    Securities Act of 1933

               (h)  Administration Agreement and Amendment to Administration
                    Agreement.

                    Incorporated herein by reference to Exhibit
                    24 (b) (9) to Post-Effective Amendment No. 35 to the Registration Statement under the Securities Act of 1933

               (h)(1) Transfer Agency and Service Agreement with American Data
                      Services, Inc.

                    Incorporated herein by reference to Exhibit
                    24 (b) (9a) to Post-Effective Amendment No. 35 to the Registration Statement under the Securities Act of 1933

               (h)(2) Fund Accounting Service Agreement with American Data
                      Services, Inc.

                    Incorporated herein by reference to Exhibit
                    24 (b) (9b) to Post-Effective Amendment No. 35 to the Registration Statement under the Securities Act of 1933

               (i)  Opinion of Counsel


               (j)  Consent of Briggs, Bunting & Dougherty, LLP
                    Independent Certified Public Accountants.

               (k)  None.

               (l)  None.

               (m)  None.

               (n)  Financial Data Schedule

               (o)  None.


Item 24.  Persons Controlled by or Under Common Control with the Fund
--------  -------------------------------------------------------------
          Not applicable; no person either directly or indirectly is controlled by or under common control with the registrant.


Item 25.  Indemnification.
--------  ----------------

          Section 56 of the Registrant's By-Laws provides for indemnification, as set forth below.

With respect to the indemnification of the Officers and Directors of the
Corporation:

          (a) The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under section 2-418 of the Maryland General Corporation law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

          (b) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

          (c) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.


Item 26.  Business and Other Connection of Investment Advisor.
--------  ----------------------------------------------------

          Baxter Financial Corporation is investment advisor to the Fund, to Philadelphia Fund, Inc., and to other institutional and individual investment accounts; and acts as underwriter of shares of the Fund and Philadelphia Fund, Inc.

DONALD H. BAXTER - Director, President, and Treasurer, Baxter Financial
Corporation; President and Director, Philadelphia Fund, Inc. and Eagle Growth
Shares, Inc.; Director, Sunol Molecular Corp. (biotechnology); Director, Great
Eastern Bank; formerly Managing Member, Crown Capital Asia Limited Liability
Company; formerly Managing Member, Baxter Biotech Ventures Limited Company.

RONALD F. ROHE - Chief Operating Officer, Baxter Financial Corporation; Vice
President, Philadelphia Fund, Inc. and Eagle Growth Shares, Inc.; formerly
Registered Representative, Paine Webber Inc.

     The address of Baxter Financial Corporation, Philadelphia Fund, Inc. and
Eagle Growth Shares, Inc, is 1200 North Federal Highway, Suite 424, Boca
Raton, FL  33432.


Item 27.  Principal Underwriters.
--------  -----------------------

          (a)  Baxter Financial Corporation, 1200 North Federal Highway, Suite
424, Boca Raton, Florida 33432 serves as principal underwriter of the Fund. Baxter Financial Corporation also serves as investment advisor to the Fund and Philadelphia Fund, Inc., and to other private accounts.

          (b)  See Item 28.

          (c)  Not applicable


Item 28.  Location for Accounts and Records.
--------  ----------------------------------

          All books and records of the Registrant are maintained and are in the possession of The Fund at 1200 North Federal Highway, Suite 424,
          Boca Raton, FL 33432, except those which are kept by Star Bank, N.A., the Fund's custodian, and American Data Services, Inc., the
          Fund's transfer agent, and dividend disbursing agent.


Item 29.  Management Services.
--------  --------------------

          NONE


Item 30.  Undertakings.
--------  -------------

          Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of the registrant's latest Annual
          Report to Stockholders and without charge.



































                                  Signatures
                                  ----------

 Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant, Eagle Growth Shares, Inc., has duly caused this Post-Effective Amendment to its Registration Statement (Commission
File Nos. 2-34540 and 811-1935) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boca Raton, and the State of Florida on the 29th day of January, 1999.

                                Eagle Growth Shares, Inc.
                                    (Registrant)

                                By: /s/Donald H. Baxter
                                -----------------------
                                Donald H. Baxter,  President


 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement (File No. 2-34540) has been signed below by the following persons in the capacity and on the date indicated.


Signature                              Title                       Date
---------                              -----                       ----
                                 President, Principal
/s/Donald H. Baxter              Executive Officer and       December 11, 1998
-----------------------          Director
Donald H. Baxter

/s/Ronald F. Rohe                Treasurer, Principal        December 11, 1998
-----------------------          Financial Officer
Ronald F. Rohe

/s/Kenneth W. McArthur           Director                    December 11, 1998
-----------------------
Kenneth W. McArthur

/s/Donald P. Parson              Director                    December 11, 1998
-----------------------
Donald P.  Parson

/s/Robert A. Utting              Director                    December 23, 1998
-----------------------
Robert A. Utting

/s/Robert L. Meyer               Director                    December 11, 1998
-----------------------
Robert L. Meyer

/s/James Keogh                   Director                    December 11, 1998
-----------------------
James Keogh

/s/Thomas J. Flaherty            Director                    December 11, 1998
-----------------------
Thomas J. Flaherty

                                 EXHIBIT INDEX
                                 -------------

                                                                  PAGE
                                                                  ----

23(i)       Opinion of Counsel                                     42


23(j)       Consent of Briggs, Bunting & Dougherty, LLP            43


23(n)       Financial Data Schedule                                44














































                                  Law Office

                     STRADLEY, RONON, STEVENS & YOUNG, LLP

                           30 Valley Stream Parkway
                       Malvern, Pennsylvania  19355-1481
                                 (610)640-5800


Direct Dial: (610)640-5801

                               January 14, 1999

Board of Directors
Eagle Growth Shares, Inc.
1200 North Federal Highway
Suite 424
Boca Raton, FL  33432


Gentlemen:

           We have examined the Articles of Incorporation ("Articles") of Eagle Growth Shares, Inc. (the "Fund"), a corporation organized under Maryland law, and its by-laws, both as amended to date, the registration statement filed by the Fund under the Securities Act of 1933, as amended ("Registration
Statement"), and such records of the corporate proceedings as we deem material to this opinion. As of the date hereof, the Fund is authorized to issue an aggregate of 10,000,000 shares of common stock, of a par value of $.10 per share.

           Based on the above-described examination, it is our opinion that as long as the Fund remains a corporation in good standing under the laws of the state of Maryland, the authorized but unissued shares of stock of the Fund, when issued for the consideration established by the board of directors, as described in the Registration Statement, will be, under the law of the state of Maryland, legally issued, fully-paid and non-assessable outstanding shares of common stock of the Fund.

           We hereby consent to the filing of this opinion as an exhibit to the Registration Statement and to reference therein to us as counsel who have rendered this opinion.

                                  Very truly yours,

                                  STRADLEY, RONON, STEVENS & YOUNG, LLP

                                  By:/s/Stephen W. Kline
                                   --------------------------------
                                     Stephen W. Kline

SWK/cgm




                                                             Doc.#207694 v.01


Briggs,
Bunting &
Dougherty, LLP
-----------------------------------------------------------------------------
Certified Public Accountants and Business Advisors










              CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS





    We hereby consent to the incorporation by reference in the Statement of Additional Information (Part B) of this amended Registration Statement on Form
N-1A of our report dated December 18, 1998 (except for Note 5 as to which the date is December 28, 1998) relating to financial statements of Eagle Growth
Shares, Inc. for the year ended November 30, 1998. We also consent to the reference to our report under the heading "Financial Highlights" in such amended Registration Statement.




                                          /s/Briggs, Bunting & Dougherty, LLP
                                          Briggs, Bunting & Dougherty, LLP

Philadelphia, Pennsylvania
January 22, 1999















P.O. Box 70, Montville, NJ 07045-0070
Tel: (973) 299-5233, Fax: (973) 299-5234





[TYPE]     EX-27
[DESCRIPTION]     FINANCIAL DATA SCHEDULE FOR YEAR ENDED 11/30/98
[ARTICLE] 6
[CIK] 0000030912
[NAME] EAGLE GROWTH SHARES, INC.

[PERIOD-TYPE]                   YEAR
[FISCAL-YEAR-END]                          NOV-30-1998
[PERIOD-START]                             DEC-01-1997
[PERIOD-END]                               NOV-30-1998
[INVESTMENTS-AT-COST]                        2,274,825
[INVESTMENTS-AT-VALUE]                       3,095,947
[RECEIVABLES]                                    2,150
[ASSETS-OTHER]                                  39,349
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                               3,137,446
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                       37,311
[TOTAL-LIABILITIES]                             37,311
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                     2,134,577
[SHARES-COMMON-STOCK]                          239,303
[SHARES-COMMON-PRIOR]                          220,655
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                        144,436
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                       821,122
[NET-ASSETS]                                 3,100,135
[DIVIDEND-INCOME]                               45,355
[INTEREST-INCOME]                               22,562
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                  83,877
[NET-INVESTMENT-INCOME]                       (15,960)
[REALIZED-GAINS-CURRENT]                       145,165
[APPREC-INCREASE-CURRENT]                    (177,620)
[NET-CHANGE-FROM-OPS]                         (48,415)
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                            0
[DISTRIBUTIONS-OF-GAINS]                       363,469
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                         29,875
[NUMBER-OF-SHARES-REDEEMED]                     37,648
[SHARES-REINVESTED]                             26,421
[NET-CHANGE-IN-ASSETS]                       (179,867)
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                      362,741
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                           24,104
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                 85,787
[AVERAGE-NET-ASSETS]                         3,216,568
[PER-SHARE-NAV-BEGIN]                            14.86
[PER-SHARE-NII]                                ( 0.07)
[PER-SHARE-GAIN-APPREC]                        ( 0.20)
[PER-SHARE-DIVIDEND]                              0.00
[PER-SHARE-DISTRIBUTIONS]                         1.64
[RETURNS-OF-CAPITAL]                              0.00
[PER-SHARE-NAV-END]                              12.95
[EXPENSE-RATIO]                                   2.67
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0